STOCKHOLDERS EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity (Deficit)
Schedule of warrants
	2025		2024
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding at beginning of the year	2,000,000	$0.10	2,150,000	$0.10
Granted during the year	2,100,000	$1.23	-	$-
Exercised during the year	-	$0.00	(150,000)	$0.20
Expired during the year	-	$0.00	-	$-
Outstanding at end of the year	4,100,000	$0.68	2,000,000	$0.10

Exercisable at end of the year	4,100,000	$0.68	2,000,000	$0.10

Weighted average remaining life	1.3	years
Warrants Outstanding				Warrants Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (years)	Price	Exercisable	Price
$ 0.0001 to 0.10	2,000,000	0.7	$0.10	2,000,000	$0.10
$ 0.11 to 1.00	800,000	1.4	$0.85	800,000	$0.85
$ 1.01 to 1.50	1,300,000	2.3	$1.47	1,300,000	$1.47
$ 0.05 to 1.50	4,100,000	1.3	$0.68	4,100,000	$0.68

Schedule of fair value of the warrants issued
	2025	2024
Pricing model utilized	Black Scholes	N/A
Risk free rate range	3.54% to 3.94%	N/A
Expected life range (in years)	2.00 to 4.00	N/A
Volatility range	121.24% to 158.82%	N/A
Dividend yield	0.00%	N/A

Schedule of Rsu plans activity
	2025		2024
		Weighted		Weighted
		Average		Average
		Grant Date		Exercise
	Number	Fair Value	Number	Price
Outstanding at beginning of period	-	$-	-	$-
Granted during the period	9,300,104	$0.57	-	$-
Exercised during the period	-	$-	-	$-
Forfeited during the period	-	$-	-	$-
Outstanding at end of period	9,300,104	$0.57	-	$-

Exercisable at period-end	-	$-	-	$-